CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks
Non-interest bearing	$ 13,928	$ 17,116	$ 18,201
Interest bearing	21,506	95,391	57,794
Total cash and cash equivalents	35,434	112,507	75,995
Securities - Held to Maturity	31,881	38,786	35,364
Securities - Available for Sale	403,440	393,767	354,899
Federal Home Loan Bank stock - at cost	10,605	10,605	10,605
Loans held for sale	166	1,520	1,035
Loans	610,928	627,249	679,475
Allowance for Loan Losses	(16,766)	(17,299)	(20,865)
Loans - Net	594,162	609,950	658,610
Accrued interest receivable and other assets	33,658	10,037	7,700
Other Real Estate Owned	10,801	14,262	16,650
Bank Owned Life Insurance	50,143	49,111	47,653
Premises and Equipment - Net	27,842	28,050	29,516
Total assets	1,198,132	1,268,595	1,238,027
Deposits:
Non-interest bearing	187,009	183,016	164,852
Interest-bearing	867,134	865,814	857,458
Total deposits	1,054,143	1,048,830	1,022,310
Federal Home Loan Bank advances	12,000	107,000	107,000
Repurchase agreements	15,000	15,000	20,000
Interest payable and other liabilities	16,165	14,191	13,006
Total liabilities	1,097,308	1,185,021	1,162,316
STOCKHOLDERS' EQUITY
Common stock (no par value; 50,000,000 shares authorized, 17,917,512, 17,396,179 and 17,291,729 shares issued and outstanding)	4,280	2,397	2,099
Retained earnings	105,177	81,280	72,735
Unearned compensation	(10)	(27)	(87)
Accumulated other comprehensive loss	(8,623)	(76)	964
Total stockholders' equity	100,824	83,574	75,711
Total liabilities and stockholders' equity	$ 1,198,132	$ 1,268,595	$ 1,238,027